SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 2,000	$ 0	$ 2,000	$ 0	$ 102,000	$ 36,000
Asia
Revenue					102,000	22,000
Europe
Revenue					0	14,000
Revenue, Total [Member]
Revenue					102,000	36,000
Devices
Revenue					0	17,000
Disposables
Revenue					2,000	2,000
Warranty
Revenue					0	2,000
Major Part Components
Revenue					$ 100,000	$ 15,000